Share-Based Compensation (Summary of Plan Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Option [Member] | 2011 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance (in shares)	776,475	2,025,894	2,550,835
Forfeited, (in shares)		(80,734)	(141,130)
Expired (in shares)	(141,986)	(51,305)	(383,811)
Modification (in shares)		(1,117,380)
Number of units outstanding, ending balance (in shares)	634,489	776,475	2,025,894
Number of units exercisable, ending balance (in shares)	540,331
Weighted-average strike price
Outstanding, Weighted-average grant-date fair value, beginning balance (in dollars per share)	$ 15.55	$ 21.03	$ 17.62
Forfeitures, Weighted-average grant-date fair value, (in dollars per share)		10.30	16.54
Expired, Weighted-average grant-date fair value (in dollars per share)	21.20	14.05	20.01
Modification, Weighted-average grant-date fair value (in dollars per share)		19.07
Outstanding, Weighted-average grant-date fair value, ending balance (in dollars per share)	14.28	15.55	21.03
Exercisable, Weighted-average grant-date fair value (in dollars per share)	15.03
Weighted-average grant-date fair value
Outstanding at beginning of period, Weighted-average grant date fair value, (in dollars per share)	4.46	5.87	4.94
Forfeitures, Weighted-average fair value (in dollars per share)		2.68	5.02
Expired, Weighted-average grant date fair value, (in dollars per share)	5.28	4.02	5.41
Modification, Weighted-average grant date fair value (in dollars per share)		5.30
Outstanding at end of period, Weighted-average grant date fair value, (in dollars per share)	4.28	$ 4.46	$ 5.87
Exercisable, Weighted-average grant date fair value, (in dollars per share)	$ 4.58
Restricted Share Units [Member] | 2011 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance (in shares)	1,780,997	1,230,210	862,855
Annual grant (in shares)	497,960	865,291	923,213
Vested, (in shares)		(27,075)	(222,781)
Forfeited, (in shares)	(180,828)	(142,176)	(233,005)
Number of units outstanding, ending balance (in shares)	1,736,845	1,780,997	1,230,210
Number of units exercisable, ending balance (in shares)	0
Weighted-average strike price
Outstanding, Weighted-average grant-date fair value, beginning balance (in dollars per share)	$ 6.07	$ 7.96	$ 14.38
Annual grant, Weighted-average grant-date fair value (in dollars per share)	9.20	4.70	6.33
Vested, Weighted-average grant-date fair value (in dollars per share)		21.20	21.20
Forfeitures, Weighted-average grant-date fair value, (in dollars per share)	5.99	6.64	9.88
Outstanding, Weighted-average grant-date fair value, ending balance (in dollars per share)	6.65	$ 6.07	$ 7.96
Exercisable, Weighted-average grant-date fair value (in dollars per share)	$ 0.00
Restricted Share Units [Member] | 2012 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Vested, (in shares)	(23,003)	(24,653)	(31,772)
Weighted-average strike price
Vested, Weighted-average grant-date fair value (in dollars per share)	$ 14.35	$ 14.35	$ 14.35
Restricted Share Units [Member] | 2013 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Vested, (in shares)	(24,073)	(26,054)	(68,300)
Weighted-average strike price
Vested, Weighted-average grant-date fair value (in dollars per share)	$ 14.31	$ 14.31	$ 14.31
Restricted Share Units [Member] | 2014 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Vested, (in shares)	(44,312)	(94,546)
Weighted-average strike price
Vested, Weighted-average grant-date fair value (in dollars per share)	$ 8.58	$ 8.58
Restricted Share Units [Member] | 2011 Equity Incentive Plan - 2015 Grants [Member]
Restricted Stock Unit Activity [Roll Forward]
Vested, (in shares)	(269,896)
Weighted-average strike price
Vested, Weighted-average grant-date fair value (in dollars per share)	$ 6.33